ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Organization and Basis of Presentation (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
CN | Zhuhai Kingsoft Cloud Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC	PRC
Variable: Principal activities	Investment holding	Investment holding
CN | Kingsoft Cloud Beijing Information Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC	PRC
Variable: Principal activities	Investment holding	Investment holding
Subsidiaries | CN | Kingsoft Cloud (Tianjin) Technology Development Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment		PRC
Variable: Principal activities		Cloud services
Subsidiaries | CN | Wuhan Kingsoft Cloud Information Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment		PRC
Variable: Principal activities		Cloud services
Subsidiaries | CN | Beijing Kingsoft Cloud Network Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC	PRC
Variable: Principal activities	Cloud services	Cloud services
Subsidiaries | CN | Beijing Jinxun Ruibo Network Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC	PRC
Variable: Principal activities	Cloud services	Cloud services
Subsidiaries | CN | Nanjing Qianyi Shixun Information Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC	PRC
Variable: Principal activities	Cloud services	Cloud services
Subsidiaries | Kingsoft Cloud Corporation Limited | HK
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	HK	HK
Percentage of equity interest attributable to the Company	100.00%	100.00%
Principal activities	Cloud services	Cloud services
Subsidiaries | Beijing Kingsoft Cloud Technology Co Ltd | CN
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC	PRC
Percentage of equity interest attributable to the Company	100.00%	100.00%
Principal activities	Research and development	Research and development
Subsidiaries | Beijing Yunxiang Zhisheng Technology Co Ltd | CN
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC	PRC
Percentage of equity interest attributable to the Company	100.00%	100.00%
Principal activities	Research and development	Research and development
Subsidiaries | Camelot Technology Co Ltd | CN
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC	PRC
Percentage of equity interest attributable to the Company	82.15%	82.15%
Principal activities	Enterprise digital solutions and related services	Enterprise digital solutions and related services
Subsidiaries | Kingsoft Cloud (Tianjin) Technology Development Co Ltd | CN
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC
Variable: Principal activities	Cloud services
Subsidiaries | Wuhan Kingsoft Cloud Information Technology Co Ltd | CN
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC
Variable: Principal activities	Cloud services